March 2, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc.
(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the BMO Dividend Income Fund, BMO Small-Cap Value Fund, BMO Small-Cap Core Fund, BMO Global Low Volatility Equity Fund, BMO Pyrford Global Equity Fund, BMO LGM Emerging Markets Equity Fund, BMO TCH Emerging Markets Bond Fund, BMO Monegy High Yield Bond Fund, and BMO Multi-Asset Income Fund (the “Funds”), each a series of BMO Funds, Inc., please find a Preliminary Proxy Statement relating to a Special Meeting of the Funds’ shareholders to be held on April 20, 2015. We anticipate mailing definitive copies of the proxy statement to shareholders on or about March 31, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Laura A. Bautista

Laura A. Bautista